Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Description of Plan [Line Items]
Description of Plan
(1)
Description of Plan
(a)
General

The Kirby 401(k) Plan (as amended and restated, the “Plan”) is a defined contribution 401(k) plan for the benefit of employees of Kirby Corporation (the “Company”) and certain subsidiaries. Employees covered by collective bargaining agreements, the terms of which do not provide for participation in the Plan, are not eligible. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). Further information relating to the Plan’s provisions is available in the Plan documents.

(b)
Administration of the Plan

The general administration of the Plan is the responsibility of the Company (the “Plan Administrator”), and it has appointed the Kirby Corporation Administrative Committee to manage the Plan. The Plan Administrator has broad powers regarding the operation and administration of the Plan and receives no compensation for service to the Plan. Bank of America, N.A. (“Bank of America”) is the trustee of the Plan.

(c)
Contributions

Each employee is eligible to join the Plan as of the first pay period following completion of three months of service and the attainment of age 18 unless specified otherwise by a collective bargaining agreement. The Plan allows Non-Highly Compensated Employees, as defined by the Internal Revenue Service (“IRS”), to contribute up to 50% of considered compensation, as defined by the Plan and Highly Compensated Employees to contribute up to 17% of considered compensation. Employee contributions to the Plan up to 50% of considered compensation are allowed under certain collective bargaining agreements. Participants age 50 or older during the Plan year may also elect to make a “catch‑up” contribution, subject to certain IRS limits ($7,500 in both 2025 and 2024, and a higher catch-up contribution of $11,250 for employees aged 60 through 63 in 2025). The Plan allows participants to designate their contributions as either pretax contributions or Roth (after-tax) contributions. The Company contributes matching employer contributions equal to 100% of the employee’s contribution, up to 3% of the employee’s considered compensation. Each participant directs his or her contributions and the Company’s matching contributions between the investment funds offered by the Plan, including Company common stock.

Vessel based employees of Kirby Offshore Marine, LLC (“KOM”) whose employment is covered by collective bargaining agreements receive a non-discretionary employer match and may receive a discretionary employer contribution based on the terms of the applicable collective bargaining agreement.

The Plan allows the employer, at its discretion, to make an additional employer discretionary contribution for eligible employees equal to 5% of the employees’ considered compensation. Eligible employees include employees of United Holdings, LLC (“United”), Stewart & Stevenson LLC (“S&S”), certain vessel personnel and shore based tankermen who are employees of Kirby Inland Marine, LP (“KIM”), and employees of KOM assigned the classification of Vessel Employee as determined by the Company. The Company made discretionary contributions of $17,629,538 and $17,100,956 to the Plan for eligible United, S&S, KIM, and KOM employees for the 2025 and 2024 Plan years, respectively.

The Plan also allows the employer, at its discretion, to make a Profit Sharing contribution to eligible employees who are not covered under a collective bargaining agreement, the Company’s pension plans, or eligible to receive employer discretionary contributions as defined by the Plan. Under the provisions of the Plan, the employer (the Company or a participating company within the controlled group of the Company), may contribute, as a Profit Sharing Contribution, an amount, if any, as it shall deem appropriate, but the aggregate of such contributions shall not, with respect to either the Marine Group or the Diesel Group, as defined by the Plan, exceed (a) the lesser of (i) 12% of the total compensation paid or accrued to all eligible participants, as defined by the Plan, or (ii) the profit-based limit; in which the formula is defined by the Plan; or (b) such other amount as the Compensation Committee of the Board of Directors of the Company may determine at its sole discretion. On July 1, 2025, the Company made a Profit Sharing contribution of $4,496,498 to the Plan for the 2025 Plan year. On July 1, 2024, the Company made a Profit Sharing contribution of $4,260,826 to the Plan for the 2024 Plan year.

The Plan allows the use of forfeited amounts to offset future employer matching contributions. Forfeitures from non-vested accounts of $2,173,357 and $1,992,488 were used to reduce the Plan’s matching contributions in 2025 and 2024, respectively.

All employees hired or rehired are automatically enrolled at a 3% pretax contribution rate, unless otherwise elected by the participant. In addition, participants may contribute amounts representing rollovers from other qualified plans or from an individual retirement arrangement.

(d)
Benefits

Benefit payments are made to participants upon retirement or termination of employment (or to the beneficiary in the event of death) and are in the form of lump sum or installment distribution payments. A participant may request a loan for up to the lesser of 50% of the participant’s vested interest or $50,000, less the participant’s highest outstanding loan balance during the preceding 12 months. Loans typically bear interest at prime rate plus 1%. Interest rates ranged from 4.0% to 10.3% at December 31, 2025. Loans outstanding at December 31, 2025 mature from January 7, 2026 through March 15, 2039. Loans outstanding upon a participant’s termination of employment are considered deemed distributions if not repaid and are deducted from the participant’s account balance prior to distribution. These amounts are taxed to the participant in the year of the participant’s termination. Active participants who qualify for an in-service withdrawal after attaining 59½ years of age may be paid their benefits in a single sum cash payment or rollover as soon as administratively possible.

A Profit Sharing participant could, upon resignation from or discharge by the employer, withdraw the vested portion of the account relating to employer contributions. Distributions of the account relating to employer contributions could be paid as periodic payments or lump sum payments. Participants who reached the age of 55 and had completed six full years of vesting service were entitled to withdraw all vested amounts from his or her Profit Sharing account. Profit Sharing accounts are not available for a loan.

The Plan requires automatic distribution of participant accounts upon termination without the participant’s consent of amounts less than $5,000 and greater than $1,000. If the participant does not elect to have the amount paid directly to an eligible retirement plan or receive a distribution directly, then the Plan will pay the distribution to an individual retirement plan designated by the Plan Administrator. Amounts less than $1,000 are paid directly to participants upon termination.

(e)
Vesting

Participants are 100% vested in their participant contributions and rollovers, if any. Employer contributions are subject to a six-year vesting schedule. The vesting schedule of employer contributions for employees covered by collective bargaining agreements are specified by those particular agreements. Forfeitures in the amount of $365,520 and $192,586 as of December 31, 2025 and 2024, respectively, were available to offset future employer contributions or plan administrative expenses at the discretion of the Company.

(f)
Plan Termination

Although it has not expressed any intent to do so, the Company has the right under the Plan to terminate the Plan subject to the provisions of ERISA. In the event of termination, the amounts credited to the accounts of participants will be distributed to the participants after payment of expenses for distribution and liquidation.

(g)
Participant Accounts

Under the Plan, each participant’s account is credited with the participant’s contribution, the Company’s matching contribution, the Company's discretionary contribution, the Company's Profit Sharing contribution and an allocation of investment income (loss), net of administrative expenses. Investment income (loss) is allocated daily to participants. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

(h)
Administrative Expenses

All administrative expenses, unless paid by the Company at its discretion, are paid by the Plan.